Commitments and contingencies (Other details) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Loss Contingencies [Line Items]
Estimated Period For Completion of Income Tax Examinations	36 months
Western World Insurance Group, Inc
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	3,412